Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of exchange differences on translation [member]	Capital reserve [member]	Reserve of share-based payments [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2015	$ 54,569	$ (6,520)	$ 132,591	$ 15,871	$ (147,654)	$ 48,857	$ 1,504	$ 50,361
Transactions with owners:
Equity-settled share-based expense transactions				170		170		170
Shares issued – Option exercises	433					433		433
Dividends paid					(2,639)	(2,639)	(355)	(2,994)
Total comprehensive income:
Profit for the year					8,526	8,526	2,559	11,085
Other comprehensive income for the year		262				262		262
Balance at Dec. 31, 2016	55,002	(6,258)	132,591	16,041	(141,767)	55,609	3,708	59,317
Transactions with owners:
Equity-settled share-based expense transactions				705		705	130	835
Shares issued – Option exercises	246					246		246
Dividends paid					(2,904)	(2,904)	(406)	(3,310)
Shares repurchased	(146)					(146)		(146)
Total comprehensive income:
Profit for the year					9,384	9,384	2,512	11,896
Other comprehensive income for the year		373				373		373
Balance at Dec. 31, 2017	55,102	(5,885)	132,591	16,746	(135,287)	63,267	5,944	69,211
Transactions with owners:
Equity-settled share-based expense transactions				14		14		14
Dividends paid					(2,908)	(2,908)	(589)	(3,497)
Total comprehensive income:
Profit for the year					10,766	10,766	2,990	13,756
Other comprehensive income for the year		(676)				(676)		(676)
Balance at Dec. 31, 2018	$ 55,102	$ (6,561)	$ 132,591	$ 16,760	$ (127,429)	$ 70,463	$ 8,345	$ 78,808